Related parties - Liabilities to own pension funds (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
Related Party [Member]
Activity in loans to related parties
Liabilities due to Group's own pension funds	SFr 511	SFr 254